Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of reserves and other equity interest

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves
At 31 December 2017	5,343	12,147	1,426	27,206	46,122
Adjustment on adoption of IFRS 9, net of tax	—	—	—	—	—
At 1 January 2018	5,343	12,147	1,426	27,206	46,122
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax[a]	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	49	(49)	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(13)	—	13	—	—
Share-based payments, net of tax[b]	23	207	—	—	230
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Transactions involving non-controlling interests, net of tax	—	—	—	—	—
At 31 December 2018	5,402	12,305	1,439	27,206	46,352

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves
At 1 January 2017	5,284	12,219	1,413	27,206	46,122
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	—	—	—	—	—
Available-for-sale investments (including reclassifications)	—	—	—	—	—
Cash flow hedges (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax[a]	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	72	(72)	—	—	—
Repurchases of ordinary share capital	(13)	—	13	—	—
Share-based payments, net of tax[b]	—	—	—	—	—
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Transactions involving non-controlling interests, net of tax[c]	—	—	—	—	—
At 31 December 2017	5,343	12,147	1,426	27,206	46,122

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves
At 1 January 2016	5,049	10,234	1,413	27,206	43,902
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)[a]	—	—	—	—	—
Available-for-sale investments (including reclassifications)	—	—	—	—	—
Cash flow hedges (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax[a]	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	137	(137)	—	—	—
Share-based payments, net of tax[b] [d]	98	2,122	—	—	2,220
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Transactions involving non-controlling interests, net of tax	—	—	—	—	—
At 31 December 2016	5,284	12,219	1,413	27,206	46,122
[a] Principally foreign exchange effects relating to the Russian rouble.
[b] Movements in treasury shares relate to employee share-based payment plans.
32. Capital and reserves – continued

									$ million
Treasury shares	Foreign currency translation reserve	Available- for-sale investments	Cash flow hedges	Costs of hedging	Total fair value reserves	Profit and loss account	BP shareholders’ equity	Non- controlling interests	Total equity
(16,958)	(5,156)	17	(760)	—	(743)	75,226	98,491	1,913	100,404
—	—	(17)	—	(37)	(54)	(126)	(180)	—	(180)
(16,958)	(5,156)	—	(760)	(37)	(797)	75,100	98,311	1,913	100,224
—	—	—	—	—	—	9,383	9,383	195	9,578

—	(3,746)	—	—	—	—	—	(3,746)	(41)	(3,787)
—	—	—	(6)	(173)	(179)	—	(179)	—	(179)
—	—	—	—	—	—	417	417	—	417
—	—	—	—	—	—	7	7	—	7

—	—	—	—	—	—	1,599	1,599	—	1,599
—	—	—	(37)	—	(37)	—	(37)	—	(37)
—	(3,746)	—	(43)	(173)	(216)	11,406	7,444	154	7,598
—	—	—	—	—	—	(6,699)	(6,699)	(170)	(6,869)
—	—	—	26	—	26	—	26	—	26
—	—	—	—	—	—	(355)	(355)	—	(355)
1,191	—	—	—	—	—	(718)	703	—	703
—	—	—	—	—	—	14	14	—	14
—	—	—	—	—	—	—	—	207	207
(15,767)	(8,902)	—	(777)	(210)	(987)	78,748	99,444	2,104	101,548

Treasury shares	Foreign currency translation reserve	Available- for-sale investments	Cash flow hedges	Costs of hedging	Total fair value reserves	Profit and loss account	BP shareholders’ equity	Non- controlling interests	Total equity
(18,443)	(6,878)	3	(1,156)	—	(1,153)	75,638	95,286	1,557	96,843
—	—	—	—	—	—	3,389	3,389	79	3,468

—	1,722	—	—	—	—	(3)	1,719	52	1,771
—	—	14	—	—	14	—	14	—	14
—	—	—	396	—	396	—	396	—	396
—	—	—	—	—	—	564	564	—	564
—	—	—	—	—	—	(72)	(72)	—	(72)

—	—	—	—	—	—	2,343	2,343	—	2,343
—	1,722	14	396	—	410	6,221	8,353	131	8,484
—	—	—	—	—	—	(6,153)	(6,153)	(141)	(6,294)
—	—	—	—	—	—	(343)	(343)	—	(343)
1,485	—	—	—	—	—	(798)	687	—	687
—	—	—	—	—	—	215	215	—	215
—	—	—	—	—	—	446	446	366	812
(16,958)	(5,156)	17	(760)	—	(743)	75,226	98,491	1,913	100,404

Treasury shares	Foreign currency translation reserve	Available- for-sale investments	Cash flow hedges	Costs of hedging	Total fair value reserves	Profit and loss account	BP shareholders’ equity	Non- controlling interests	Total equity
(19,964)	(7,267)	2	(825)	—	(823)	81,368	97,216	1,171	98,387
—	—	—	—	—	—	115	115	57	172

—	389	—	—	—	—	—	389	(27)	362
—	—	1	—	—	1	—	1	—	1
—	—	—	(331)	—	(331)	—	(331)	—	(331)
—	—	—	—	—	—	833	833	—	833
—	—	—	—	—	—	(96)	(96)	—	(96)

—	—	—	—	—	—	(1,757)	(1,757)	—	(1,757)
—	389	1	(331)	—	(330)	(905)	(846)	30	(816)
—	—	—	—	—	—	(4,611)	(4,611)	(107)	(4,718)
1,521	—	—	—	—	—	(750)	2,991	—	2,991
—	—	—	—	—	—	106	106	—	106
—	—	—	—	—	—	430	430	463	893
(18,443)	(6,878)	3	(1,156)	—	(1,153)	75,638	95,286	1,557	96,843

[c] Principally relates to the initial public offering of common units in BP Midstream Partners LP for which net proceeds of $811 million were received.
[d] Includes ordinary shares issued to the government of Abu Dhabi in consideration for a 10% interest in the Abu Dhabi onshore oil concession. The share-based payment transaction was valued at the fair value of the interest in the assets, with reference to a market transaction for an identical interest.

Disclosure of pre-tax and tax amounts components of other comprehensive income
The pre-tax amounts of each component of other comprehensive income, and the related amounts of tax, are shown in the table below.

			$ million
			2018
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	(3,771)	(16)	(3,787)
Cash flow hedges (including reclassifications)	(6)	—	(6)
Costs of hedging (including reclassifications)	(186)	13	(173)
Share of items relating to equity-accounted entities, net of tax	417	—	417
Other	—	7	7
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	2,317	(718)	1,599
Cash flow hedges that will subsequently be transferred to the balance sheet	(37)	—	(37)
Other comprehensive income	(1,266)	(714)	(1,980)

			$ million
			2017
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	1,866	(95)	1,771
Available-for-sale investments (including reclassifications)	14	—	14
Cash flow hedges (including reclassifications)	425	(29)	396
Share of items relating to equity-accounted entities, net of tax	564	—	564
Other	—	(72)	(72)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	3,646	(1,303)	2,343
Other comprehensive income	6,515	(1,499)	5,016

			$ million
			2016
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	284	78	362
Available-for-sale investments (including reclassifications)	1	—	1
Cash flow hedges (including reclassifications)	(362)	31	(331)
Share of items relating to equity-accounted entities, net of tax	833	—	833
Other	—	(96)	(96)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	(2,496)	739	(1,757)
Other comprehensive income	(1,740)	752	(988)